STATEMENT OF INVESTMENTS
BNY Mellon Bond Fund

May 31, 2019 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.7%
Aerospace & Defense - .5%
Northrop Grumman, Sr. Unscd. Notes	2.93	1/15/2025	5,255,000		5,267,425
Airlines - 1.4%
American Airlines Pass Through Trust, Bonds, Ser. 2015-1, Cl. A	3.38	5/1/2027	4,933,093		4,923,967
Delta Air Lines Pass Through Trust, Notes, Ser. 2019-1, Cl. AA	3.20	4/25/2024	4,225,000		4,346,372
United Airlines Pass Through Trust, Notes, Ser. 2019-1, Cl. AA	4.15	8/25/2031	6,400,000		6,787,642
				16,057,981
Automobiles & Components - .4%
Toyota Motor Credit, Sr. Unscd. Notes	2.15	3/12/2020	5,145,000		5,136,864
Banks - 8.8%
AIB Group, Sr. Unscd. Notes	4.26	4/10/2025	2,600,000	[a]	2,637,355
Bank of America, Sub. Notes, Ser. L	3.95	4/21/2025	9,170,000		9,402,100
Citigroup, Sub. Notes	4.45	9/29/2027	10,200,000		10,680,977
Citizens Financial Group, Sub. Notes	4.15	9/28/2022	6,710,000	[a]	6,888,447
Cooperatieve Rabobank, Gtd. Notes	4.50	1/11/2021	8,060,000		8,329,727
Credit Suisse Group, Sr. Unscd. Notes	4.21	6/12/2024	5,500,000	[a]	5,693,761
Goldman Sachs Group, Sub. Notes	6.75	10/1/2037	8,270,000		10,427,605
JPMorgan Chase & Co., Sub. Notes	3.38	5/1/2023	7,270,000		7,426,607
Llyoyds Bank, Jr. Sub. Notes	12.00	12/16/2024	3,115,000	[a,b]	3,750,454
Morgan Stanley, Sub. Notes	4.88	11/1/2022	10,000,000		10,646,379
Nordea Bank, Jr. Sub. Notes	6.63	3/26/2026	4,280,000	[a]	4,347,945
Royal Bank of Scotland Group, Sr. Unscd. Notes	5.08	1/27/2030	5,345,000		5,656,177
Societe Generale, Sub. Notes	4.75	11/24/2025	6,645,000	[a]	6,872,990

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 98.7% (continued)
Banks - 8.8% (continued)
Standard Chartered, Sr. Unscd. Notes	3.79	5/21/2025	4,970,000	[a] 4,969,657
Wells Fargo & Co., Sr. Unscd. Notes	2.63	7/22/2022	3,530,000	3,521,933
				101,252,114
Beverage Products - 1.2%
Anheuser-Busch InBev Worldwide, Gtd. Notes	4.90	2/1/2046	5,935,000	6,129,141
PepsiCo, Sr. Unscd. Notes	4.50	1/15/2020	7,040,000	7,126,806
				13,255,947
Chemicals - .6%
DuPont de Nemours, Sr. Unscd. Notes	4.49	11/15/2025	6,885,000	7,408,059
Commercial & Professional Services - 1.1%
George Washington University, Unscd. Bonds	4.13	9/15/2048	5,350,000	5,974,047
Total System Services, Sr. Unscd. Notes	4.80	4/1/2026	5,765,000	6,208,206
				12,182,253
Commercial Mortgage Pass-Through Ctfs. - 1.6%
UBS Commercial Mortgage Trust, Ser. 2012-C1, Cl. A3	3.40	5/1/2045	4,187,153	4,286,500
WFRBS Commercial Mortgage Trust, Ser. 2013-C12, Cl. A4	3.20	3/1/2048	4,835,000	4,960,675
WFRBS Commercial Mortgage Trust, Ser. 2013-C13, Cl. A4	3.00	5/1/2045	9,045,000	9,219,101
				18,466,276
Diversified Financials - 1.1%
AerCap Ireland Capital, Gtd. Notes	4.50	5/15/2021	6,600,000	6,781,384
Intercontinental Exchange, Gtd. Notes	2.75	12/1/2020	6,035,000	6,053,098
				12,834,482
Electronic Components - .5%
Tech Data, Sr. Unscd. Notes	4.95	2/15/2027	5,230,000	5,400,199
Energy - 3.1%
BP Capital Markets, Gtd. Notes	2.50	11/6/2022	5,500,000	5,529,878
Concho Resources, Gtd. Notes	4.30	8/15/2028	3,750,000	3,968,419
Energy Transfer Operating, Gtd. Notes	5.25	4/15/2029	4,050,000	4,374,075

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 98.7% (continued)
Energy - 3.1% (continued)
Marathon Petroleum, Sr. Unscd. Notes	3.80	4/1/2028	4,825,000	[b]	4,805,914
Newfield Exploration, Sr. Unscd. Notes	5.38	1/1/2026	3,000,000		3,256,309
Sabine Pass Liquefaction, Sr. Scd. Notes	5.75	5/15/2024	3,300,000		3,619,031
Saudi Arabian Oil, Sr. Unscd. Notes	3.50	4/16/2029	3,425,000	[a]	3,422,757
Spectra Energy Partners, Sr. Unscd. Notes	3.50	3/15/2025	3,145,000		3,193,551
Williams Cos., Sr. Unscd. Notes	4.30	3/4/2024	3,516,000		3,693,789
				35,863,723
Environmental Control - .3%
Waste Connections, Sr. Unscd. Notes	3.50	5/1/2029	3,475,000		3,543,106
Financials - .3%
Apollo Management Holdings, Gtd. Notes	4.87	2/15/2029	3,775,000	[a]	3,969,942
Foreign/Governmental - 1.3%
Petroleos Mexicanos, Gtd. Notes	4.88	1/24/2022	7,625,000		7,742,425
Province of Ontario Canada, Sr. Unscd. Notes	3.05	1/29/2024	7,455,000	[b]	7,735,690
				15,478,115
Health Care - 2.8%
AbbVie, Sr. Unscd. Notes	2.90	11/6/2022	5,090,000		5,104,691
Allina Health System, Unscd. Bonds	3.89	4/15/2049	3,000,000		3,132,971
Amgen, Sr. Unscd. Notes	5.65	6/15/2042	4,955,000		5,797,280
Biogen, Sr. Unscd. Notes	2.90	9/15/2020	5,600,000		5,618,042
Celgene, Sr. Unscd. Notes	3.25	2/20/2023	5,100,000		5,204,187
CVS Health, Sr. Unscd. Notes	4.78	3/25/2038	7,180,000		7,167,353
				32,024,524
Industrials - 1.3%
ABB Finance USA, Gtd. Notes	2.88	5/8/2022	7,215,000		7,288,345
John Deere Capital, Sr. Unscd. Notes	2.95	4/1/2022	5,154,000		5,227,091
Rockwell Automation, Sr. Unscd. Bonds	3.50	3/1/2029	2,800,000		2,926,828
				15,442,264

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 98.7% (continued)
Information Technology - 2.1%
Adobe, Sr. Unscd. Notes	3.25	2/1/2025	4,895,000	5,074,070
Fidelity National Information Services, Sr. Unscd. Notes	3.75	5/21/2029	2,350,000	2,405,353
Microsoft, Sr. Unscd. Notes	3.75	2/12/2045	7,035,000	7,374,907
Oracle, Sr. Unscd. Notes	2.50	5/15/2022	9,660,000	9,674,521
				24,528,851
Insurance - 1.3%
Brighthouse Financial, Sr. Unscd. Notes	3.70	6/22/2027	3,750,000	3,498,836
MetLife, Jr. Sub. Notes, Ser. D	5.88	3/15/2028	4,050,000	4,202,969
Prudential Financial, Jr. Sub. Notes	5.70	9/15/2048	5,000,000	5,185,175
Reinsurance Group of America, Sr. Unscd. Notes	3.90	5/15/2029	2,350,000	2,388,865
				15,275,845
Internet Software & Services - 2.1%
Amazon.com, Sr. Unscd. Notes	2.40	2/22/2023	6,655,000	6,648,428
Arrow Electronics, Sr. Unscd. Notes	3.50	4/1/2022	5,620,000	5,687,927
eBay, Sr. Unscd. Notes	2.60	7/15/2022	5,295,000	5,281,476
Tencent Holdings, Sr. Unscd. Notes	3.98	4/11/2029	6,500,000	[a] 6,566,910
				24,184,741
Materials - .3%
WRKCo, Gtd. Notes	3.90	6/1/2028	2,835,000	2,867,009
Media - 1.8%
Comcast, Gtd. Notes	3.60	3/1/2024	9,400,000	9,778,015
Discovery Communications, Gtd. Notes	2.80	6/15/2020	5,465,000	5,469,841
Walt Disney, Gtd. Notes	6.15	3/1/2037	4,365,000	[a] 5,803,708
				21,051,564
Municipal Bonds - 6.7%
California, GO, Refunding	3.38	4/1/2025	6,270,000	6,614,035
California Earthquake Authority, Revenue Bonds	2.81	7/1/2019	2,394,000	2,394,000

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 98.7% (continued)
Municipal Bonds - 6.7% (continued)
California Educational Facilities Authority, Revenue Bonds, Refunding (Stanford University) Ser. U-2	5.00	10/1/2032	6,125,000	8,257,358
Chicago, GO, Ser. B	7.38	1/1/2033	4,710,000	5,450,977
Commonwealth of Massachusetts, GO (Build America Bonds)	4.91	5/1/2029	4,990,000	5,855,865
Commonwealth of Massachusetts, GO (Build America Bonds) Ser. E	4.20	12/1/2021	335,000	346,360
Florida Hurricane Catastrophe Fund Finance Corporation, Revenue Bonds, Ser. A	3.00	7/1/2020	14,000,000	14,100,940
New York City, GO (Build America Bonds) Ser. H-1	6.25	6/1/2035	5,470,000	5,673,976
New York City Municipal Water Finance Authority, Revenue Bonds (Build America Bonds)	6.28	6/15/2042	8,440,000	8,922,093
New York City Transitional Finance Authority, Revenue Bonds, Ser. A3	3.88	8/1/2031	5,650,000	6,071,321
Oakland Unified School District, GO (Build America Bonds)	9.50	8/1/2034	3,550,000	3,588,198
Texas Public Finance Authority, Revenue Bonds	8.25	7/1/2024	4,390,000	4,411,994
University of California Regents, Revenue Bonds, Refunding, Ser. J	4.13	5/15/2045	5,530,000	6,082,668
				77,769,785
Real Estate - 2.5%
Alexandria Real Estate Equities, Gtd. Notes	4.30	1/15/2026	4,180,000	4,437,594
American Homes 4 Rent, Sr. Unscd. Notes	4.90	2/15/2029	3,500,000	3,730,651
Brandywine Operating Partnership, Gtd. Notes	3.95	2/15/2023	4,729,000	4,891,856
Kimco Realty, Sr. Unscd. Notes	3.40	11/1/2022	5,595,000	5,703,994
Life Storage, Gtd. Notes	4.00	6/15/2029	2,540,000	2,563,697
Mid-America Apartments, Sr. Unscd. Notes	3.60	6/1/2027	4,725,000	4,813,070
National Retail Properties, Sr. Unscd. Notes	4.30	10/15/2028	2,625,000	2,790,880
				28,931,742

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 98.7% (continued)
Semiconductors & Semiconductor Equipment - 1.2%
Intel, Sr. Unscd. Notes	2.70	12/15/2022	4,020,000		4,060,792
KLA-Tencor, Sr. Unscd. Notes	4.10	3/15/2029	3,775,000		3,879,723
Lam Research, Sr. Unscd. Notes	4.00	3/15/2029	5,300,000		5,520,780
				13,461,295
Technology Hardware & Equipment - .6%
Apple, Sr. Unscd. Notes	4.38	5/13/2045	4,895,000		5,341,456
Dell International, Sr. Scd. Notes	4.90	10/1/2026	2,000,000	[a]	2,048,688
				7,390,144
Telecommunication Services - 3.3%
AT&T, Sr. Unscd. Notes	4.13	2/17/2026	4,975,000		5,186,929
AT&T, Sr. Unscd. Notes	4.55	3/9/2049	7,340,000		7,105,896
Motorola Solutions, Sr. Unscd. Notes	4.60	5/23/2029	2,830,000		2,896,103
Telefonica Emisiones, Gtd. Notes	4.10	3/8/2027	9,675,000		9,972,521
Verizon Communications, Sr. Unscd. Notes	5.50	3/16/2047	10,605,000		12,830,572
				37,992,021
Transportation - 2.0%
Burlington North Santa Fe., Sr. Unscd. Debs.	3.45	9/15/2021	6,415,000		6,559,144
JB Hunt Transport Services, Sr. Unscd. Notes	3.88	3/1/2026	5,230,000		5,384,891
Ryder System, Sr. Unscd. Notes	3.65	3/18/2024	5,190,000		5,366,936
Union Pacific, Sr. Unscd. Notes	3.15	3/1/2024	5,500,000		5,608,163
				22,919,134
U.S. Government Agencies Mortgage-Backed - 26.2%
Federal Home Loan Mortgage Corporation:
3.00%, 1/1/33			6,710,316	[c]	6,818,110
3.50%, 11/1/32-4/1/48			21,526,138	[c]	22,052,517
4.00%, 11/1/48-3/1/49			14,985,404	[c]	15,495,724
4.50%, 11/1/48			5,866,600	[c]	6,150,038
5.00%, 12/1/39-7/1/40			4,790,691	[c]	5,175,572
Federal National Mortgage Association:
2.50%, 10/1/31			11,495,038	[c]	11,513,488
3.00%, 7/1/37-9/1/46			42,474,907	[c]	42,892,902
3.50%, 5/1/33-11/1/48			34,981,821	[c]	35,803,992

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 98.7% (continued)
U.S. Government Agencies Mortgage-Backed - 26.2% (continued)
4.00%, 2/1/39-3/1/49			46,078,564	[c]	47,781,938
4.50%, 7/1/48			11,489,818	[c]	12,051,172
5.00%, 11/1/43-9/1/48			6,737,133	[c]	7,137,696
Government National Mortgage Association II:
3.00%, 9/1/47-5/1/49			21,403,253		21,741,970
3.50%, 4/1/46-1/1/48			28,209,747		29,023,918
4.00%, 8/1/48			13,681,880		14,175,322
4.50%, 11/1/48-12/1/48			24,010,379		25,132,581
				302,946,940
U.S. Government Securities - 20.3%
U.S. Treasury Bonds	2.25	8/15/2046	10,355,000		9,702,554
U.S. Treasury Bonds	2.88	8/15/2045	7,985,000		8,467,531
U.S. Treasury Bonds	3.00	2/15/2049	4,750,000	[b]	5,172,490
U.S. Treasury Notes	1.88	4/30/2022	8,275,000		8,269,828
U.S. Treasury Notes	2.00	11/15/2026	6,945,000	[b]	6,923,568
U.S. Treasury Notes	2.13	7/31/2024	5,000,000	[b]	5,043,945
U.S. Treasury Notes	2.25	4/30/2021	10,940,000		11,001,110
U.S. Treasury Notes	2.25	11/15/2027	5,730,000		5,798,491
U.S. Treasury Notes	2.50	2/28/2026	14,225,000		14,656,195
U.S. Treasury Notes	2.50	1/31/2024	4,000,000		4,101,641
U.S. Treasury Notes	2.63	1/31/2026	12,700,000		13,178,730
U.S. Treasury Notes	2.63	12/31/2023	25,900,000		26,686,105
U.S. Treasury Notes	2.63	2/28/2023	15,765,000		16,170,210
U.S. Treasury Notes	2.63	2/15/2029	6,365,000	[b]	6,636,756
U.S. Treasury Notes	2.88	11/30/2025	8,825,000		9,287,623
U.S. Treasury Notes	2.88	11/30/2023	20,655,000		21,501,774
U.S. Treasury Notes	3.13	11/15/2028	5,000,000		5,424,512
United States Treasury Inflation Indexed Bonds, US CPI Urban Consumers Not Seasonally Adjusted	1.00	2/15/2046	10,057,781	[d]	10,656,462
United States Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.38	7/15/2025	13,088,265	[d]	13,159,519
United States Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.38	1/15/2027	5,261,700	[d]	5,267,678
United States Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.63	1/15/2024	11,237,677	[d]	11,397,697

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 98.7% (continued)
U.S. Government Securities - 20.3% (continued)
United States Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.63	4/15/2023	15,652,750	[d] 15,809,726
				234,314,145
Utilities - 2.0%
Black Hills, Sr. Unscd. Notes	4.35	5/1/2033	2,580,000	2,765,075
CenterPoint Energy, Sr. Unscd. Notes	4.25	11/1/2028	4,685,000	5,001,488
Exelon, Sr. Unscd. Notes	3.40	4/15/2026	4,400,000	4,444,407
NiSource, Sr. Unscd. Notes	3.95	3/30/2048	5,115,000	4,942,186
Shell International Finance, Sr. Unscd. Bonds	3.50	11/13/2023	5,269,000	5,489,314
				22,642,470
Total Bonds and Notes (cost $1,115,738,925)			1,139,858,960
Description	1-Day Yield (%)		Shares	Value ($)
Investment Companies - 1.0%
Registered Investment Companies - 1.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $11,788,852)	2.40		11,788,852	[e] 11,788,852

Investment of Cash Collateral for Securities Loaned - .5%
Registered Investment Companies - .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $5,762,450)	2.40		5,762,450	[e] 5,762,450
Total Investments (cost $1,133,290,227)			100.2%	1,157,410,262
Liabilities, Less Cash and Receivables			(0.2%)	(2,744,268)
Net Assets			100.0%	1,154,665,994

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2019, these securities were valued at $56,972,614 or 4.93% of net assets.

b Security, or portion thereof, on loan. At May 31, 2019, the value of the fund’s securities on loan was $23,845,236 and the value of the collateral held by the fund was $24,530,050, consisting of cash collateral of $5,762,450 and U.S. Government & Agency securities valued at $18,767,600.

c The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

d Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Bond Fund

May 31, 2019 (Unaudited)

The following is a summary of the inputs used as of May 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Commercial Mortgage-Backed	-	18,466,276	-	18,466,276
Corporate Bonds†	-	490,883,699	-	490,883,699
Foreign Government	-	15,478,115	-	15,478,115
Investment Companies	17,551,302	-	-	17,551,302
Municipal Bonds	-	77,769,785	-	77,769,785
U.S. Government Agencies/Mortgage-Backed	-	302,946,940	-	302,946,940
U.S. Treasury	-	234,314,145	-	234,314,145

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”)are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the

NOTES

market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

NOTES

At May 31, 2019, accumulated net unrealized appreciation on investments was $24,120,035, consisting of $28,491,187 gross unrealized appreciation and $4,371,152 gross unrealized depreciation.

At May 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.